Notes to the unaudited interim condensed consolidated statement of (income) loss - Investment in Hepalys is accounted for using the equity method (Details) - EUR (€) € in Thousands			6 Months Ended		12 Months Ended
	Feb. 24, 2026	Jan. 14, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments accounted for using the equity method
Non-current assets			€ 5,244		€ 5,042
Current assets			245,966		244,469
Total assets			251,210		249,511
Shareholders' equity			59,002	€ (8,909)	(28,522)
Current liabilities			64,588		77,378
Equity and liabilities			251,210		249,511
Balance at the beginning			(28,522)	(106,647)	(106,647)
Net loss for the period			(69,467)	(175,882)
Other comprehensive income			(102)	(167)
Balance at the end			59,002	€ (8,909)	(28,522)
Carrying amount			€ 528		€ 527
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	13.68%	13.92%	13.68%	15.00%	14.64%
Group's share			€ 1,832		€ 1,869
Elimination of unrealized profit on downstream sales			(1,340)		(1,378)
Goodwill			37		37
Carrying amount			528		527
Hepalys Pharma, Inc
Investments accounted for using the equity method
Non-current assets			11,556		12,729
Current assets			1,966		183
Total assets			13,522		12,912
Shareholders' equity			13,389		12,766
Current liabilities			133		146
Equity and liabilities			13,522		12,912
Balance at the beginning			12,766	€ 18,368	18,368
Net loss for the period			(1,642)	€ (2,158)	(3,816)
Other comprehensive income			(70)		(1,786)
Capital variations			2,335
Balance at the end			€ 13,389		€ 12,766